Note 24 - Share Capital and Share Premium	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]

24  Share capital and Share premium

The table below presents the number of authorized shares (in thousands):

	December 31,	December 31,
	2025	2024
	Shares	Shares
Authorized shares of $0.002 each
Ordinary shares	750,000	—
Class A common shares	—	500,000
Class B preference shares	—	125,000
Class C common shares	—	125,000
Total	750,000	750,000

The table below presents the number of issued and fully paid shares (in thousands) and the associated Share capital and Share premium recorded (in thousands):

	December 31,	December 31,
	2025	2025
	Shares	$'s
Issued and fully paid - Ordinary shares
As of December 31, 2024 (post-Reverse Stock Split)	113,215	$3,821,537
Conversion of Class B Preference shares	2,736	66,278
Conversion of Bullish Global shares	233	8,622
Issuance of Ordinary shares in connection with initial public offering during the period	34,500	1,209,194
Exercise of options	115	3,087
Restricted Stock Units vested and converted to Ordinary shares	35	1,345
As of December 31, 2025	150,834	$5,110,063

Immediately prior to the completion of its initial public offering ("IPO"), and pursuant to the Amended and Restated Memorandum and Articles of Association, the Group was authorized to issue 750,000,000 Ordinary shares of a par value of $0.002, and all of its issued and outstanding Common shares and Preference shares were converted into and re-designated as Ordinary shares of a par value of $0.002 on a one-for-one basis.

In August 2025, the Group completed its IPO and issued and sold 34,500,000 Ordinary shares, inclusive of the underwriters’ over-allotment option which was exercised in full, at a price of $37.00 per share. The IPO resulted in net proceeds to the Company of $1,212.7 million after deducting the underwriting discounts and commissions and before deducting offering costs of $3.5 million, which were recorded to Share capital and Share premium as a reduction of the net proceeds received from the IPO.

BULLISH

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS